Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Number of Shares

The development in outstanding shares of the Company was as follows:

	2024	2023	2022	2021	2020
	(Number)
Changes in share capital
January 1	57,707,439	57,152,295	56,937,682	53,750,386	47,985,837
Increase through cash contributions	2,982,048	555,144	214,613	3,187,296	5,764,549
December 31	60,689,487	57,707,439	57,152,295	56,937,682	53,750,386

Summary Of Holding Of Treasury Shares

The development in holding of treasury shares was as follows:

	Nominal value	Holding	Holding in % of total outstanding shares
	(EUR’000)	(Number)
Treasury shares
January 1, 2023	149	1,113,152	—
Transferred under stock incentive programs	(3)	(20,098)	—
December 31, 2023	146	1,093,054	1.9%
Transferred under stock incentive programs	(33)	(247,167)	—
December 31, 2024	113	845,887	1.4%

Summary of Foreign Currency Sensitivity Analysis

		Hypothetical impact on consolidated financial statements
	Nominal positions (net)	Increase in foreign currency exchange rate	Profit/(loss) before tax	Equity before tax
	(EUR ‘000)
USD/EUR
December 31, 2024	(735,064)	10%	(73,506)	(73,506)
December 31, 2023	(369,091)	10%	(36,909)	(36,909)

Summary of Contractual Cash Flows for Financial Liabilities

The following table summarizes maturity analysis (on an undiscounted basis) for non-derivative financial liabilities recognized in the consolidated statements of financial position:

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
Financial liabilities
December 31, 2024
Borrowings (excluding lease liabilities)	32,303	1,027,558	13,660	1,073,521	763,586
Lease liabilities	15,482	52,007	39,127	106,616	93,030
Trade payables, accrued expenses and other liabilities	96,705	—	—	96,705	96,705
Total financial liabilities	144,490	1,079,565	52,787	1,276,842	953,321

Financial liabilities
December 31, 2023
Borrowings (excluding lease liabilities)	11,708	742,925	42,397	797,030	545,472
Lease liabilities	14,385	51,426	49,056	114,867	98,793
Trade payables, accrued expenses and other liabilities	94,566	—	—	94,566	94,566
Total financial liabilities	120,659	794,351	91,453	1,006,463	738,831